NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$13,795	$14,447
FV LTIP units of the Operating Partnership(1)	12	21
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation(2)	2,809	2,708
Preferred equity of subsidiaries	2,758	4,314
Non-controlling interests in subsidiaries and properties	10,455	18,310
Total interests of others in operating subsidiaries and properties	16,022	25,332
Total non-controlling interests	$29,829	$39,800
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Partnership Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.
(2)See Note 31, Related Parties for further information on the Manager Reorganization.